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                     SUPPLEMENT DATED NOVEMBER 3, 2009 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

     MODIFIED SINGLE PREMIUM PAYMENT VARIABLE IMMEDIATE ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The following provision is added in the "Additional Information" section of the prospectus:

   Exemption to File Periodic Reports

   The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

The prospectus is revised accordingly.

41651 SUPPC 11/03/09